Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 ¥ / shares shares
Class A ordinary shares
Ordinary shares par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.00001	$ 0.00001	¥ 0.00001
Ordinary shares shares authorized	7,000,000,000	7,000,000,000	7,000,000,000
Ordinary shares shares issued	1,210,041,035	1,210,041,035	1,205,870,925
Ordinary shares shares outstanding	1,210,041,035	1,210,041,035	1,205,870,925
Class B ordinary shares
Ordinary shares par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.00001	$ 0.00001	¥ 0.00001
Ordinary shares shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares shares issued	194,878,011	194,878,011	194,878,011
Ordinary shares shares outstanding	194,878,011	194,878,011	194,878,011